MUTUAL FUND SERIES TRUST

AlphaCentric Municipal Opportunities Fund

CLASS A: MUNAX CLASS C: MUNCX CLASS I: MUNIX

January 24, 2020

The information supplements certain disclosures contained in the Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated December 26, 2019.

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AlphaCentric Advisors LLC (“AlphaCentric”) has changed its address. AlphaCentric’s new address is 53 Palmeras St. Suite 601, San Juan, PR 00901. All references to AlphaCentric’s address in the Fund’s Prospectus and SAI are hereby revised accordingly.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated December 26, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.